Significant basis of preparation and accounting policies_Not applied IFRS issued but are not yet effective (Details)	12 Months Ended
Dec. 31, 2020
Description of expected impact of initial application of new standards or interpretations [Abstract]
Description of issued and published standards not yet reached the effective date and the group has not applied at an earlier date not expected to affect the group	2)The details of IFRSs that have been issued and published as of the date of issue approval of financial statements but have not yet reached the effective date, and which the Group has not applied at an earlier date are as follows: (1) Amendments to IFRS 3 Business Combination - Reference to the Conceptual Framework The amendments update a reference of definition of assets and liabilities qualify for recognition in revised Conceptual Framework for Financial Reporting. However, the amendments add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and IFRIC 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendments should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. (2) Amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets - Onerous Contracts: Cost of Fulfilling a Contract The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. The amendments should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. (3) Amendments to IAS 16 Property, plant and equipment - Proceeds before intended use The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. Instead, the entity will recognize the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendments should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. (4) Annual Improvements to IFRSs 2018-2020 Annual improvements of IFRSs 2018-2020 Cycle should be applied for annual periods beginning on or after January 1, 2022, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. -IFRS 1 First time Adoption of International Financial Reporting Standards- Subsidiaries that are first-time adopters -IFRS 9 Financial Instruments - Fees related to the 10% test for derecognition of financial liabilities -IFRS 16 Leases- Lease incentives -IAS 41 Agriculture - Measuring fair value (5) Amendments to IAS 1 Presentation of Financial Statements - Classification of Liabilities as Current or Non-current The amendments clarify that liabilities are classified as either current or non-current, depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise right to defer settlement of the liability or the expectations of management. Also, the settlement of liability include the transfer of the entity's own equity instruments, however, it would be excluded if an option to settle them by the entity's own equity instruments if compound financial instruments is met the definition of equity instruments and recognized separately from the liability. The amendments should be applied for annual periods beginning on or after January 1, 2023, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. The above enacted or amended standards will not have a significant impact on the Group.